Intangible Assets	12 Months Ended
Dec. 31, 2014
Intangible Assets [Abstract]
Intangible Assets

(7) Intangible Assets

Intangible Assets with Indefinite Lives

The following table presents the net carrying amount of the Company’s intangible assets with indefinite lives as of December 31, 2014 and  2013,  as well as the changes in the net carrying amounts for the years ended December 31, 2014 and 2013 by segment:

	Goodwill
	North America	Europe	Total
	(In thousands)
Balance as of January 1, 2013:
Gross balance	$271,557	$64,142	$335,699
Accumulated impairment loss	-	(50,003)	(50,003)
	$271,557	$14,139	$285,696

Acquisitions	13,316	97,929	111,245
Purchase price adjustments	170	-	170
Allocation adjustment	6,860	(6,860)	-
Foreign currency translation adjustments	499	6,881	7,380

Balance as of December 31, 2013:
Gross balance	$292,402	$162,092	$454,494
Accumulated impairment loss	-	(50,003)	(50,003)
	$292,402	$112,089	$404,491

Acquisitions	108,932	15,461	124,393
Purchase price adjustments	(1,493)	(7,779)	(9,272)
Foreign currency translation adjustments	(212)	(7,437)	(7,649)

Balance as of December 31, 2014:
Gross balance	$399,629	$162,337	$561,966
Accumulated impairment loss	-	(50,003)	(50,003)
	$399,629	$112,334	$511,963

	Trade Name: indefinite-lived
	North America	Europe	Total
	(In thousands)
Balance as of January 1, 2013	$200	$3,231	$3,431
Acquisitions	513	—	513
Reclassification to definite-lived trade name	—	(3,298)	(3,298)
Foreign currency translation adjustments	(6)	120	114
Balance as of December 31, 2013	$707	$53	$760
Foreign currency translation adjustments	(9)	(23)	(32)
Balance as of December 31, 2014	$698	$30	$728

Intangible Assets with Definite Lives

The following is a summary of the Company’s intangible assets that were subject to amortization:

	December 31, 2014			December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)			(In thousands)
Customer and branding contracts/relationships	$338,830	$(186,185)	$152,645	$291,392	$(162,775)	$128,617
Deferred financing costs	16,127	(5,851)	10,276	15,038	(5,466)	9,572
Non-compete agreements	4,568	(3,374)	1,194	4,075	(2,437)	1,638
Technology	2,803	(2,025)	778	2,827	(775)	2,052
Trade name: definite-lived	13,702	(1,783)	11,919	13,164	(527)	12,637
Total	$376,030	$(199,218)	$176,812	$326,496	$(171,980)	$154,516

The majority of the Company’s intangible assets with definite lives are being amortized over the assets’ estimated useful lives utilizing the straight-line method. Estimated useful lives range from four to ten years for customer and branding contracts/relationships, two to ten years for exclusive license agreements, one to five years for non-compete agreements, and one to fifteen years for finite-lived trade names. Estimated useful life for acquired technology is three years. Deferred financing costs are amortized through interest expense over the contractual term of the underlying borrowings utilizing the effective interest method. The Company periodically reviews the estimated useful lives of its identifiable intangible assets, taking into consideration any events or circumstances that might result in a reduction in fair value or a revision of those estimated useful lives.

Amortization of definite-lived intangible assets is recorded in the Amortization of intangible assets line item in the Consolidated Statements of Operations, including any impairment charges, except for deferred financing costs and certain exclusive license agreements. Amortization of deferred financing costs is recorded in the Consolidated Statements of Operations combined with amortization of note discount. Certain exclusive license agreements that were effectively prepayments of merchant fees were amortized through the cost of ATM operating revenues line item during the years ended December 31, 2014 and 2013, for $3.9 million and $4.0 million, respectively. The Company recorded approximately $1.3 million in additional amortization expense during the year ended December 31, 2014 related to impairment of a previously acquired merchant contract/relationship intangible asset associated with its North America reporting segment.

The components of intangible assets acquired during the year ended December 31, 2014 were as follows:

	Amount Acquired in 2014	Weighted Average Amortization Period
	(In thousands)
Customer and branding contracts/relationships	$71,955	6.7 years
Non-compete agreements	590	4.2 years
Trade name: definite-lived	2,164	3.0 years
Total	$74,709

Estimated amortization for the Company’s intangible assets with definite lives for each of the next five years, and thereafter is as follows (amounts in thousands):

2015	$39,116
2016	35,268
2017	31,343
2018	25,898
2019	22,092
Thereafter	23,095
Total	$176,812